Stock Options and Warrants (Details 3) (Restricted Stock Units (RSUs), USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Restricted Stock Units (RSUs)
Shares
Outstanding, Begining	1,677,000
Exercise of options		3,220,735
Repurchase of unvested restricted shares	(92,000)	(76,608)
Vested	(406,000)	(1,467,259)
Outstanding, Ending	1,179,000	1,677,000
Weighted Average Exercise Price
Outstanding, Begining	$ 0.001
Exercise of options		$ 0.001
Repurchase of unvested restricted shares		$ 0.001
Vested		$ 0.001
Outstanding, Ending	$ 0.001	$ 0.001